Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities
Other Current Liabilities
(21)	Other Current Liabilities

Details at 31 December are as follows:

	Millions of Euros
	31/12/2025	31/12/2024
Salaries payable	230	240
Other current debts	7	7
Deferred income	27	36
Advances received	50	35
Other current liabilities	314	318

At 31 December 2025 and 2024, the advances received are contract liabilities relate to unperformed performance obligations for which Grifols has received a consideration from the customer.